RELATED PARTY TRANSACTIONS - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties:		$ 9,218		¥ 24,198	¥ 64,175
Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Cash payment to individual on behalf of related parties		20,000	¥ 139,236
Borgward
Related Party Transaction [Line Items]
Amounts due to related parties:		6,464			45,000
Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
Related Party Transaction [Line Items]
Amounts due to related parties:		2,455		23,236	17,091
UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amounts due to related parties:		299		962	¥ 2,084
Loans from:
Related Party Transaction [Line Items]
Amount of transactions	¥ 382,219
Loans from: | Ms. Qian Zhiya
Related Party Transaction [Line Items]
Amount of transactions	50,000
Loans from: | Mr. Chen Min
Related Party Transaction [Line Items]
Amount of transactions	10,000
Loans from: | Haode Investment Inc. ("Haode Investment")
Related Party Transaction [Line Items]
Amount of transactions	1,796
Loans from: | Primus Investments Fund, L.P. ("Primus")
Related Party Transaction [Line Items]
Amount of transactions	92,893
Loans from: | STAR GROVE GLOBAL LIMITED ("STAR")
Related Party Transaction [Line Items]
Amount of transactions	¥ 227,530
Cash paid to | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions		44,000	306,319
Cash received from:
Related Party Transaction [Line Items]
Amount of transactions		50,464	351,319
Cash received from: | Haode Investment Inc. ("Haode Investment")
Related Party Transaction [Line Items]
Amount of transactions		44,000	306,319
Cash received from: | Borgward
Related Party Transaction [Line Items]
Amount of transactions		6,464	45,000
Services received from:
Related Party Transaction [Line Items]
Amount of transactions		9,472	65,940	46,106
Services received from: | Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
Related Party Transaction [Line Items]
Amount of transactions		8,675	60,391	42,927
Services received from: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions		797	5,549	3,179
Repayments of loans to:
Related Party Transaction [Line Items]
Amount of transactions				60,000
Repayments of loans to: | Ms. Qian Zhiya
Related Party Transaction [Line Items]
Amount of transactions				50,000
Repayments of loans to: | Mr. Chen Min
Related Party Transaction [Line Items]
Amount of transactions				10,000
Loan provided to: | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions				¥ 147,559
Repayments of loans from: | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions		21,196	147,559
Goods supplied to: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions		$ 11	¥ 80